Long term debt - Deferred Financing (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Cost	CAD 2,377	CAD 235
Accumulated amortization	442	98
Net Book Value	1,935	137
Amortization of deferred financing costs	797	572
Convertible subordinated debentures
Debt Instrument [Line Items]
Amortization of deferred financing costs	CAD 344	CAD 410